UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 1464

Smith Barney Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY FUNDS, INC.

LARGE CAP VALUE FUND

FORM N-Q

MARCH 31, 2005

LARGE CAP VALUE FUND

Schedule of Investments (unaudited)	March 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 96.4%

CONSUMER DISCRETIONARY - 14.9%

Hotels, Restaurants & Leisure - 1.7%
442,200	McDonald’s Corp.	$13,770,108

Household Durables - 1.0%
357,500	Newell Rubbermaid Inc.	7,843,550

Leisure Equipment & Products - 0.5%
191,400	Mattel, Inc.	4,086,390

Media - 8.3%
424,600	Comcast Corp., Class A Shares (a)	14,342,988
1,081,400	Liberty Media Corp., Series A Shares (a)	11,214,118
52,000	Liberty Media International, Inc. (a)	2,274,480
808,900	News Corp., Class B Shares	14,244,729
666,400	Time Warner Inc. (a)	11,695,320
344,900	Viacom Inc., Class B Shares	12,012,867

		65,784,502

Multi-Line Retail - 3.4%
225,200	J.C. Penney Co., Inc.	11,692,384
142,400	Target Corp.	7,122,848
162,700	Wal-Mart Stores, Inc.	8,152,897

		26,968,129

	TOTAL CONSUMER DISCRETIONARY	118,452,679

CONSUMER STAPLES - 6.9%

Food & Drug Retailing - 1.9%
917,600	The Kroger Co. (a)	14,709,128

Food Products - 0.3%
102,200	Sara Lee Corp.	2,264,752

Household Products - 1.2%
149,700	Kimberly-Clark Corp.	9,839,781

Tobacco - 3.5%
422,900	Altria Group, Inc.	27,653,431

	TOTAL CONSUMER STAPLES	54,467,092

ENERGY - 10.3%

Energy Equipment & Services - 4.3%
374,700	ENSCO International Inc.	14,111,202
217,000	GlobalSantaFe Corp.	8,037,680
109,500	Nabors Industries, Ltd. (a)	6,475,830

See Notes to Schedule of Investments.

LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Energy Equipment & Services - 4.3% (continued)
95,000	Noble Corp. (a)	$5,339,950

		33,964,662

Oil & Gas - 6.0%
125,500	BP PLC, Sponsored ADR	7,831,200
64,900	EOG Resources, Inc.	3,163,226
232,700	Marathon Oil Corp.	10,918,284
130,400	Royal Dutch Petroleum Co., NY Shares	7,829,216
149,400	Total S.A., Sponsored ADR	17,514,162

		47,256,088

	TOTAL ENERGY	81,220,750

FINANCIALS - 28.9%

Banks - 10.3%
614,300	Bank of America Corp.	27,090,630
179,300	The Bank of New York Co., Inc.	5,208,665
142,200	Comercia Inc.	7,832,376
379,700	U.S. Bancorp	10,942,954
243,400	Wachovia Corp.	12,391,494
189,300	Washington Mutual, Inc.	7,477,350
179,400	Wells Fargo & Co.	10,728,120

		81,671,589

Diversified Financials - 10.9%
213,400	American Express Co.	10,962,358
214,000	Capital One Financial Corp.	16,000,780
196,400	Freddie Mac	12,412,480
98,800	The Goldman Sachs Group, Inc.	10,867,012
276,300	JPMorgan Chase & Co.	9,559,980
187,000	MBNA Corp.	4,590,850
277,200	Merrill Lynch & Co., Inc.	15,689,520
103,500	Morgan Stanley	5,925,375

		86,008,355

Insurance - 5.2%
291,700	American International Group, Inc.	16,163,097
102,300	The Chubb Corp.	8,109,321
147,000	Loews Corp.	10,810,380
164,600	The St. Paul Travelers Cos., Inc.	6,045,758

		41,128,556

See Notes to Schedule of Investments.

LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Real Estate - 2.5%
353,400	Equity Office Properties Trust	$10,647,942
296,500	Equity Residential	9,550,265

		20,198,207

	TOTAL FINANCIALS	229,006,707

HEALTHCARE - 4.9%

Pharmaceuticals - 4.9%
89,800	GlaxoSmithKline PLC, ADR	4,123,616
149,400	Johnson & Johnson	10,033,704
133,100	Novartis AG, ADR	6,226,418
362,500	Pfizer Inc.	9,522,875
124,900	Sanofi-Aventis, ADR	5,288,266
204,900	Schering-Plough Corp.	3,718,935

	TOTAL HEALTHCARE	38,913,814

INDUSTRIALS - 10.0%

Aerospace & Defense - 6.1%
245,500	The Boeing Co.	14,351,930
230,500	Lockheed Martin Corp.	14,074,330
229,300	Raytheon Co.	8,873,910
107,200	United Technologies Corp.	10,897,952

		48,198,122

Commercial Services & Supplies - 2.1%
159,600	Avery Dennison Corp.	9,884,028
240,500	Waste Management, Inc.	6,938,425

		16,822,453

Industrial Conglomerates - 1.8%
391,800	Honeywell International Inc.	14,578,878

	TOTAL INDUSTRIALS	79,599,453

INFORMATION TECHNOLOGY - 9.5%

Communications Equipment - 4.1%
297,300	Comverse Technology, Inc. (a)	7,497,906
935,700	Nokia Oyj, Sponsored ADR	14,437,851
3,934,300	Nortel Networks Corp. (a)	10,740,639

		32,676,396

Computers & Peripherals - 2.9%
178,600	Hewlett-Packard Co.	3,918,484
100,300	International Business Machines Corp.	9,165,414

See Notes to Schedule of Investments.

LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Computers & Peripherals - 2.9% (continued)
128,100	Lexmark International, Inc., Class A Shares (a)	$10,244,157

		23,328,055

Electronic Equipment & Instruments - 0.6%
1,249,700	Solectron Corp. (a)	4,336,459

Software - 1.9%
610,800	Microsoft Corp.	14,763,036

	TOTAL INFORMATION TECHNOLOGY	75,103,946

MATERIALS - 1.3%

Chemicals - 0.7%
90,800	Air Products & Chemicals, Inc.	5,746,732

Paper & Forest Products - 0.6%
126,200	International Paper Co.	4,642,898

	TOTAL MATERIALS	10,389,630

TELECOMMUNICATION SERVICES - 6.6%

Diversified Telecommunication Services - 4.6%
178,100	ALLTEL Corp.	9,768,785
193,900	AT&T Corp.	3,635,625
499,900	SBC Communications Inc.	11,842,631
174,200	Sprint Corp.	3,963,050
204,300	Verizon Communications Inc.	7,252,650

		36,462,741

Wireless Telecommunication Services - 2.0%
551,600	Nextel Communications, Inc., Class A Shares (a)	15,676,472

	TOTAL TELECOMMUNICATION SERVICES	52,139,213

UTILITIES - 3.1%

Electric Utilities - 0.8%
181,100	PG&E Corp.	6,175,510

Gas Utilities - 1.3%
996,700	El Paso Corp.	10,545,086

Multi-Utilities - 1.0%
199,800	Sempra Energy	7,960,032

	TOTAL UTILITIES	24,680,628

	TOTAL COMMON STOCK (Cost - $657,781,367)	763,973,912

See Notes to Schedule of Investments.

LARGE CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT - 3.2%
$25,699,000	Interest in $172,694,000 joint tri-party repurchase agreement dated 3/31/05 with Deutsche Bank, 2.830% due 4/1/05; Proceeds at maturity - $25,702,020; (Fully collateralized by various U.S. government agency obligations, 3.190% to 10.920% due 10/15/17 to 3/25/35; Market value - $26,212,980) (Cost - $25,699,000)	$25,699,000

	TOTAL INVESTMENTS - 99.6% (Cost - $683,480,367*)	789,672,912
	Other Assets in Excess of Liabilities - 0.4%	3,212,017

	TOTAL NET ASSETS - 100.0%	$792,884,929

(a)	Non income producing security.
*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Large Cap Value Fund (“Fund”), a separate diversified investment fund of the Smith Barney Funds, Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the last sales prices on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on the day, at the last sale price. Securities traded in the over-the-counter markets, securities for which no sales price was reported and fixed-income securities are valued at the mean between the closing bid and asked prices. Securities, which are listed or traded on more than one exchange or market, are valued at the quotations on the exchange or market determined to be the pricing market for such securities. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$123,581,197
Gross unrealized depreciation	(17,388,652)

Net unrealized appreciation	$106,192,545

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Funds, Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	May 27, 2005

By	/s/ Robert J. Brault
Robert J. Brault
Cheif Financial Officer

Date:	May 27, 2005